Schedule of Investments(a)
Invesco Nasdaq Biotechnology ETF (IBBQ)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Biotechnology-82.67%
2seventy bio, Inc.(b)	669	$17,622
AC Immune S.A. (Switzerland)(b)	2,341	12,009
Acadia Pharmaceuticals, Inc.(b)	4,762	91,430
Adaptimmune Therapeutics PLC, ADR(b)	4,042	16,774
Adicet Bio, Inc.(b)	938	9,980
Adverum Biotechnologies, Inc.(b)	2,886	5,022
Aeglea BioTherapeutics, Inc.(b)	1,433	8,942
Affimed N.V. (Germany)(b)	3,550	24,211
Agios Pharmaceuticals, Inc.(b)	1,755	62,513
Akebia Therapeutics, Inc.(b)	5,155	13,970
Akero Therapeutics, Inc.(b)	1,027	21,834
Akouos, Inc.(b)(c)	1,002	7,705
Alector, Inc.(b)	2,402	49,601
Alkermes PLC(b)	4,788	104,953
Allakos, Inc.(b)	1,604	125,673
Allogene Therapeutics, Inc.(b)	4,225	78,120
Allovir, Inc.(b)	1,947	33,995
Alnylam Pharmaceuticals, Inc.(b)	3,546	651,755
Altimmune, Inc.(b)	1,173	12,305
ALX Oncology Holdings, Inc.(b)	1,197	38,496
Amarin Corp. PLC, ADR (Ireland)(b)	11,587	41,713
Amgen, Inc.	12,980	2,581,462
Amicus Therapeutics, Inc.(b)	7,928	84,909
AnaptysBio, Inc.(b)	819	26,495
Annexon, Inc.(b)	1,142	18,603
Apellis Pharmaceuticals, Inc.(b)	2,867	120,643
Applied Molecular Transport, Inc.(b)	1,136	19,312
Applied Therapeutics, Inc.(b)	757	8,690
Aprea Therapeutics, Inc. (Sweden)(b)	605	2,444
Arbutus Biopharma Corp.(b)	4,021	12,867
Arcturus Therapeutics Holdings, Inc.(b)	777	30,886
Arcutis Biotherapeutics, Inc.(b)	1,499	24,838
Ardelyx, Inc.(b)	3,018	3,441
Arena Pharmaceuticals, Inc.(b)	1,814	98,845
Argenx SE, ADR (Netherlands)(b)	832	232,303
Arrowhead Pharmaceuticals, Inc.(b)	3,104	217,435
Ascendis Pharma A/S, ADR (Denmark)(b)	1,541	211,148
Assembly Biosciences, Inc.(b)	1,318	3,031
Atara Biotherapeutics, Inc.(b)	2,512	44,940
Athenex, Inc.(b)	3,220	5,699
Atreca, Inc., Class A(b)	869	3,120
Aurinia Pharmaceuticals, Inc. (Canada)(b)	3,824	72,044
Autolus Therapeutics PLC, ADR (United Kingdom)	1,672	10,751
Avidity Biosciences, Inc.(b)	1,362	30,414
Avrobio, Inc.(b)	1,277	4,904
Beam Therapeutics, Inc.(b)	1,962	155,292
BeiGene Ltd., ADR (China)(b)	1,513	525,813
BioCryst Pharmaceuticals, Inc.(b)	5,305	63,978
Biogen, Inc.(b)	4,322	1,018,868
BioMarin Pharmaceutical, Inc.(b)	5,438	469,245
BioNTech SE, ADR (Germany)(b)	2,451	862,115
Black Diamond Therapeutics, Inc.(b)	1,064	6,384
Bluebird Bio, Inc.(b)(c)	2,008	20,301
Blueprint Medicines Corp.(b)	1,741	167,484
Bridgebio Pharma, Inc.(b)	4,460	180,630
Cabaletta Bio, Inc.(b)	852	9,866
Calithera Biosciences, Inc.(b)	2,198	1,819
Cellectis S.A., ADR (France)(b)(c)	608	5,241
ChemoCentryx, Inc.(b)	2,081	75,499
Chinook Therapeutics, Inc.(b)	1,581	25,312
Clovis Oncology, Inc.(b)	3,488	11,022
	Shares	Value
Biotechnology-(continued)
Coherus Biosciences, Inc.(b)	2,272	$42,191
Concert Pharmaceuticals, Inc.(b)	951	3,214
Cortexyme, Inc.(b)(c)	876	11,397
Crinetics Pharmaceuticals, Inc.(b)	1,380	37,702
CRISPR Therapeutics AG (Switzerland)(b)	2,262	180,734
Cytokinetics, Inc.(b)	2,475	97,367
CytomX Therapeutics, Inc.(b)	1,936	12,797
Deciphera Pharmaceuticals, Inc.(b)	1,721	14,852
Denali Therapeutics, Inc.(b)	3,615	167,230
Dicerna Pharmaceuticals, Inc.(b)	2,319	88,145
Eagle Pharmaceuticals, Inc.(b)	386	18,405
Editas Medicine, Inc.(b)(c)	2,034	66,430
Eiger BioPharmaceuticals, Inc.(b)	1,010	6,212
Enanta Pharmaceuticals, Inc.(b)	599	52,880
Epizyme, Inc.(b)	3,020	9,875
Exelixis, Inc.(b)	9,360	157,154
Fate Therapeutics, Inc.(b)	2,833	155,843
FibroGen, Inc.(b)	2,752	34,428
Forma Therapeutics Holdings, Inc.(b)	1,403	20,330
Frequency Therapeutics, Inc.(b)	1,010	5,151
Fusion Pharmaceuticals, Inc. (Canada)	1,277	7,407
G1 Therapeutics, Inc.(b)(c)	1,264	16,306
Galapagos N.V., ADR (Belgium)(b)	278	13,505
Gamida Cell Ltd. (Israel)(b)	1,747	4,472
Generation Bio Co.(b)	1,673	28,725
Genmab A/S, ADR (Denmark)(b)	1,420	54,698
Geron Corp.(b)	9,452	13,989
Gilead Sciences, Inc.	37,082	2,556,062
Global Blood Therapeutics, Inc.(b)	1,850	52,281
Gossamer Bio., Inc.(b)	2,254	24,433
Grifols S.A., ADR (Spain)	3,450	37,019
Halozyme Therapeutics, Inc.(b)	4,225	138,918
Harpoon Therapeutics, Inc.(b)	972	5,968
Homology Medicines, Inc.(b)	1,672	8,444
Horizon Therapeutics PLC(b)	6,718	697,060
Ideaya Biosciences, Inc.(b)(c)	1,135	24,970
IGM Biosciences, Inc.(b)	751	37,490
I-Mab, ADR (China)(b)	1,257	75,998
Immunic, Inc.(b)	760	6,483
ImmunityBio, Inc.(b)	11,618	90,504
ImmunoGen, Inc.(b)	6,013	37,100
Immunovant, Inc.(b)(c)	3,422	26,349
Incyte Corp.(b)	6,564	444,514
Inovio Pharmaceuticals, Inc.(b)(c)	6,240	45,178
Inozyme Pharma, Inc.(b)	708	5,622
Insmed, Inc.(b)	3,420	94,118
Intellia Therapeutics, Inc.(b)	2,195	252,447
Intercept Pharmaceuticals, Inc.(b)(c)	867	14,921
Ionis Pharmaceuticals, Inc.(b)	4,207	111,486
Iovance Biotherapeutics, Inc.(b)	4,622	86,524
Ironwood Pharmaceuticals, Inc.(b)	4,847	53,753
iTeos Therapeutics, Inc.(b)	1,040	36,712
IVERIC bio, Inc.(b)	3,421	50,015
Jounce Therapeutics, Inc.(b)	1,523	11,681
KalVista Pharmaceuticals, Inc.(b)	740	10,730
Kamada Ltd. (Israel)(b)	1,308	8,149
Karuna Therapeutics, Inc.(b)	867	110,889
Karyopharm Therapeutics, Inc.(b)	2,235	15,533
Keros Therapeutics, Inc.(b)(c)	700	39,053
Kezar Life Sciences, Inc.(b)	1,421	19,695
Kiniksa Pharmaceuticals Ltd., Class A(b)	970	11,271
Kodiak Sciences, Inc.(b)	1,544	141,801
See accompanying notes which are an integral part of this schedule.

Invesco Nasdaq Biotechnology ETF (IBBQ)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Biotechnology-(continued)
Krystal Biotech, Inc.(b)	657	$52,921
Kura Oncology, Inc.(b)	1,960	27,362
Larimar Therapeutics, Inc.(b)	516	4,742
Legend Biotech Corp., ADR(b)	953	49,089
Ligand Pharmaceuticals, Inc.(b)	485	78,531
MacroGenics, Inc.(b)	1,805	31,768
Madrigal Pharmaceuticals, Inc.(b)	482	39,866
Magenta Therapeutics, Inc.(b)	1,718	9,672
MannKind Corp.(b)(c)	7,435	34,424
MediciNova, Inc.(b)	1,429	4,687
MeiraGTx Holdings PLC(b)	1,311	23,179
Mersana Therapeutics, Inc.(b)	2,130	14,356
Mirati Therapeutics, Inc.(b)	1,546	211,446
Moderna, Inc.(b)	7,783	2,742,963
Myriad Genetics, Inc.(b)	2,331	60,280
Neoleukin Therapeutics, Inc.(b)	1,267	6,791
Neurocrine Biosciences, Inc.(b)	2,813	234,182
NextCure, Inc.(b)	817	5,106
Nkarta, Inc.(b)	982	15,604
Novavax, Inc.(b)	2,207	460,446
Nurix Therapeutics, Inc.(b)	1,315	37,898
Orchard Therapeutics PLC, ADR (United Kingdom)(b)	2,182	2,946
ORIC Pharmaceuticals, Inc.(b)	1,159	16,041
Ovid therapeutics, Inc.(b)	1,997	6,690
Passage Bio, Inc.(b)	1,587	11,569
Poseida Therapeutics, Inc.(b)	1,847	12,837
Precigen, Inc.(b)(c)	6,136	24,176
Precision BioSciences, Inc.(b)	1,760	15,946
Protagonist Therapeutics, Inc.(b)	1,412	47,471
Prothena Corp. PLC (Ireland)(b)	1,339	67,151
PTC Therapeutics, Inc.(b)	2,086	77,516
Puma Biotechnology, Inc.(b)	1,199	3,717
Radius Health, Inc.(b)	1,403	23,093
RAPT Therapeutics, Inc.(b)	875	28,569
Regeneron Pharmaceuticals, Inc.(b)	3,109	1,978,972
REGENXBIO, Inc.(b)	1,277	40,864
Relay Therapeutics, Inc.(b)	3,204	94,262
Repare Therapeutics, Inc. (Canada)(b)	1,249	29,314
Replimune Group, Inc.(b)	1,404	40,000
REVOLUTION Medicines, Inc.(b)	2,199	60,824
Rhythm Pharmaceuticals, Inc.(b)	1,481	13,255
Rigel Pharmaceuticals, Inc.(b)	5,075	13,550
Rocket Pharmaceuticals, Inc.(b)	1,895	46,295
Rubius Therapeutics, Inc.(b)	2,665	32,939
Sage Therapeutics, Inc.(b)	1,750	68,093
Sangamo Therapeutics, Inc.(b)	4,329	35,887
Sarepta Therapeutics, Inc.(b)	2,363	190,954
Scholar Rock Holding Corp.(b)	1,011	26,842
Seagen, Inc.(b)	5,421	867,360
Selecta Biosciences, Inc.(b)	3,400	10,200
Seres Therapeutics, Inc.(b)	2,739	29,472
Spectrum Pharmaceuticals, Inc.(b)	4,835	7,639
Spero Therapeutics, Inc.(b)	950	13,538
SpringWorks Therapeutics, Inc.(b)	1,457	104,686
Stoke Therapeutics, Inc.(b)	1,098	27,340
Summit Therapeutics, Inc.(b)	2,885	14,656
Surface Oncology, Inc.(b)	1,338	7,720
Sutro Biopharma, Inc.(b)	1,380	23,570
Syndax Pharmaceuticals, Inc.(b)	1,438	22,965
Syros Pharmaceuticals, Inc.(b)	1,812	7,176
TCR2 Therapeutics, Inc.(b)	1,136	5,850
	Shares	Value
Biotechnology-(continued)
Travere Therapeutics, Inc.(b)	1,812	$51,733
Turning Point Therapeutics, Inc.(b)	1,467	55,834
Twist Bioscience Corp.(b)	1,463	139,717
Ultragenyx Pharmaceutical, Inc.(b)	2,018	151,814
uniQure N.V. (Netherlands)(b)	1,377	38,349
United Therapeutics Corp.(b)	1,334	252,793
UNITY Biotechnology, Inc.(b)	1,629	3,584
UroGen Pharma Ltd.(b)	654	7,907
Vanda Pharmaceuticals, Inc.(b)	1,666	26,989
Vaxcyte, Inc.(b)	1,546	31,508
Veracyte, Inc.(b)	2,096	86,942
Verastem, Inc.(b)	5,376	14,354
Vertex Pharmaceuticals, Inc.(b)	7,302	1,365,036
Vir Biotechnology, Inc.(b)	3,881	184,037
Voyager Therapeutics, Inc.(b)	1,136	3,453
XBiotech, Inc.(c)	894	11,282
Xencor, Inc.(b)	1,731	62,697
Xenon Pharmaceuticals, Inc. (Canada)(b)	1,474	39,356
Y-mAbs Therapeutics, Inc.(b)	1,283	21,914
Zai Lab Ltd., ADR (China)(b)	2,076	143,763
Zentalis Pharmaceuticals, Inc.(b)	1,339	109,865
ZIOPHARM Oncology, Inc.(b)	6,364	8,846
		26,710,357
Health Care Providers & Services-1.13%
Castle Biosciences, Inc.(b)	733	30,295
Guardant Health, Inc.(b)	3,018	317,252
PetIQ, Inc.(b)	871	17,394
		364,941
Life Sciences Tools & Services-8.12%
Adaptive Biotechnologies Corp.(b)	4,192	109,369
Codexis, Inc.(b)	1,934	67,129
Compugen Ltd. (Israel)(b)	2,482	10,970
Illumina, Inc.(b)	4,628	1,690,747
Medpace Holdings, Inc.(b)	1,063	220,477
NanoString Technologies, Inc.(b)	1,357	55,773
Pacific Biosciences of California, Inc.(b)	6,555	152,142
Personalis, Inc.(b)	1,315	17,818
Syneos Health, Inc.(b)	3,074	298,670
		2,623,095
Pharmaceuticals-8.11%
Aerie Pharmaceuticals, Inc.(b)(c)	1,412	14,261
Amphastar Pharmaceuticals, Inc.(b)	1,415	27,677
ANI Pharmaceuticals, Inc.(b)	429	17,649
Arvinas, Inc.(b)	1,459	110,315
AstraZeneca PLC, ADR (United Kingdom)	9,294	509,590
Avadel Pharmaceuticals PLC, ADR	1,734	15,537
Axsome Therapeutics, Inc.(b)	1,133	39,134
BioDelivery Sciences International, Inc.(b)	2,885	8,020
Cara Therapeutics, Inc.(b)	1,493	19,678
Collegium Pharmaceutical, Inc.(b)	1,053	18,512
Cymabay Therapeutics, Inc.(b)	2,041	6,756
Endo International PLC(b)	6,933	38,825
Esperion Therapeutics, Inc.(b)(c)	845	7,377
Fulcrum Therapeutics, Inc.(b)	1,196	17,342
Hutchmed China Ltd., ADR (China)(b)	1,609	54,481
Innoviva, Inc.(b)	2,081	34,794
Intra-Cellular Therapies, Inc.(b)	2,419	97,921
Jazz Pharmaceuticals PLC(b)	1,810	216,965
Kala Pharmaceuticals, Inc.(b)	1,929	3,665
Kaleido Biosciences, Inc.(b)	1,274	4,574

See accompanying notes which are an integral part of this schedule.

Invesco Nasdaq Biotechnology ETF (IBBQ)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Pharmaceuticals-(continued)
Marinus Pharmaceuticals, Inc.(b)	1,086	$12,065
Nektar Therapeutics(b)	5,536	62,335
NGM Biopharmaceuticals, Inc.(b)(c)	2,304	41,518
Ocular Therapeutix, Inc.(b)	2,276	15,568
Odonate Therapeutics, Inc.(b)	1,144	1,899
Omeros Corp.(b)(c)	1,853	13,342
Osmotica Pharmaceuticals PLC(b)	2,574	3,423
Pacira BioSciences, Inc.(b)	1,316	69,248
Paratek Pharmaceuticals, Inc.(b)(c)	1,422	6,001
Phibro Animal Health Corp., Class A	608	11,911
Pliant Therapeutics, Inc.(b)	1,067	15,130
Provention Bio, Inc.(b)(c)	1,862	12,848
Reata Pharmaceuticals, Inc., Class A(b)	935	80,036
Redhill Biopharma Ltd., ADR (Israel)	1,391	4,062
Relmada Therapeutics, Inc.(b)	506	9,037
Revance Therapeutics, Inc.(b)	2,133	29,179
Royalty Pharma PLC, Class A	12,682	504,363
Sanofi, ADR (France)	6,918	329,089
SIGA Technologies, Inc.(b)	2,219	18,107
Supernus Pharmaceuticals, Inc.(b)	1,572	47,113
TherapeuticsMD, Inc.(b)	12,484	6,180
Theravance Biopharma, Inc.(b)	2,172	18,245
Tricida, Inc.(b)	1,490	11,309
VYNE Therapeutics, Inc.(b)	1,535	1,581
WaVe Life Sciences Ltd.(b)	1,715	6,688
	Shares	Value
Pharmaceuticals-(continued)
Xeris Biopharma Holdings, Inc.(b)	3,690	$7,712
Zogenix, Inc.(b)	1,662	18,697
		2,619,759
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $36,209,887)		32,318,152
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.35%
Invesco Private Government Fund, 0.02%(d)(e)(f)	131,184	131,184
Invesco Private Prime Fund, 0.11%(d)(e)(f)	306,003	306,095
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $437,279)		437,279
TOTAL INVESTMENTS IN SECURITIES-101.38% (Cost $36,647,166)		32,755,431
OTHER ASSETS LESS LIABILITIES-(1.38)%		(446,961)
NET ASSETS-100.00%		$32,308,470

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$86,810	$(86,810)	$-	$-	$-	$-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	262,268	1,558,871	(1,689,955)	-	-	131,184	8*
Invesco Private Prime Fund	611,959	3,043,744	(3,349,561)	-	(47)	306,095	102*
Total	$874,227	$4,689,425	$(5,126,326)	$-	$(47)	$437,279	$110

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco PHLX Semiconductor ETF (SOXQ)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Electronic Equipment, Instruments & Components-1.17%
II-VI Incorporated(b)(c)	4,246	$265,503
IPG Photonics Corp.(b)	2,142	351,695
		617,198
Semiconductors & Semiconductor Equipment-98.73%
Advanced Micro Devices, Inc.(b)	16,926	2,680,571
Amkor Technology, Inc.	9,821	211,741
Analog Devices, Inc.	11,516	2,075,759
Applied Materials, Inc.	13,874	2,042,114
ASML Holding N.V., New York Shares (Netherlands)	2,247	1,778,523
Azenta, Inc.	2,997	338,961
Broadcom, Inc.	7,534	4,171,425
Entegris, Inc.	5,441	794,821
Intel Corp.	69,385	3,413,742
KLA Corp.	5,528	2,256,143
Lam Research Corp.	3,089	2,100,057
Lattice Semiconductor Corp.(b)	5,484	416,400
Marvell Technology, Inc.	30,652	2,181,503
Microchip Technology, Inc.	22,043	1,839,047
Micron Technology, Inc.	25,445	2,137,380
Monolithic Power Systems, Inc.	1,853	1,025,561
NVIDIA Corp.	16,746	5,471,923
NXP Semiconductors N.V. (China)	8,722	1,948,146
ON Semiconductor Corp.(b)	17,307	1,063,169
Power Integrations, Inc.	2,420	242,072
Qorvo, Inc.(b)	4,479	654,964
QUALCOMM, Inc.	25,562	4,615,475
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Silicon Laboratories, Inc.(b)	1,608	$315,602
Skyworks Solutions, Inc.	6,649	1,008,387
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	15,760	1,846,284
Teradyne, Inc.	6,640	1,015,057
Texas Instruments, Inc.	19,638	3,777,762
Wolfspeed, Inc.(b)(c)	4,658	571,164
		51,993,753
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $46,337,476)		52,610,951
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.81%
Invesco Private Government Fund, 0.02%(d)(e)(f)	285,996	285,996
Invesco Private Prime Fund, 0.11%(d)(e)(f)	667,124	667,324
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $953,320)		953,320
TOTAL INVESTMENTS IN SECURITIES-101.71% (Cost $47,290,796)		53,564,271
OTHER ASSETS LESS LIABILITIES-(1.71)%		(898,132)
NET ASSETS-100.00%		$52,666,139

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$763	$188,176	$(188,939)	$-	$-	$-	$2
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	105,927	1,047,708	(867,639)	-	-	285,996	5*
Invesco Private Prime Fund	247,162	2,374,636	(1,954,416)	-	(58)	667,324	67*
Total	$353,852	$3,610,520	$(3,010,994)	$-	$(58)	$953,320	$74

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Solar ETF (TAN)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Building Products-0.91%
Luoyang Glass Co. Ltd., H Shares (China)(b)(c)	16,089,553	$33,021,780
Chemicals-1.92%
Hanwha Solutions Corp. (South Korea)(d)	2,504,104	69,564,300
Construction & Engineering-0.62%
ReneSola Ltd., ADR (China)(c)(d)	3,250,883	22,431,093
Electrical Equipment-13.38%
Array Technologies, Inc.(c)(d)	5,125,486	92,335,630
Beam Global(c)(d)	632,676	16,791,221
Shoals Technologies Group, Inc., Class A(c)(d)	4,068,814	114,333,673
Soltec Power Holdings S.A. (Spain)(c)(d)	2,806,583	20,992,154
Sunrun, Inc.(c)(d)	5,026,128	231,402,933
Sunworks, Inc.(b)(c)(d)	2,299,352	10,531,032
		486,386,643
Independent Power and Renewable Electricity Producers-21.30%
Atlantica Sustainable Infrastructure PLC (Spain)(c)	2,665,149	102,235,115
Azure Power Global Ltd. (India)(c)(d)	1,079,750	22,242,850
Beijing Enterprises Clean Energy Group Ltd. (China)	1,015,020,908	12,238,815
Doral Group Renewable Energy Resources Ltd. (Israel)(c)(d)	4,013,668	18,013,193
Encavis AG (Germany)(c)	4,262,595	78,111,070
Energix-Renewable Energies Ltd. (Israel)(c)	6,951,922	29,898,130
Enlight Renewable Energy Ltd. (Israel)(c)(d)	23,712,080	62,218,198
GCL New Energy Holdings Ltd. (China)(d)	530,070,217	21,078,108
Grenergy Renovables S.A. (Spain)(c)	398,826	14,006,260
Neoen S.A. (France)(c)(d)(e)	1,192,942	49,682,698
OY Nofar Energy Ltd. (Israel)	781,929	24,818,022
RENOVA, Inc. (Japan)(c)(d)	709,262	33,418,924
Scatec ASA (South Africa)(e)	3,059,027	53,785,238
Solaria Energia y Medio Ambiente S.A. (Spain)(c)(d)	3,745,147	69,556,373
Sunnova Energy International, Inc.(c)(d)	2,864,536	105,901,896
West Holdings Corp. (Japan)	522,988	30,169,284
Xinyi Energy Holdings Ltd. (China)(c)	90,949,016	46,782,013
		774,156,187
Mortgage REITs-2.86%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(c)	1,826,699	103,902,639
	Shares	Value
Semiconductors & Semiconductor Equipment-58.97%
Canadian Solar, Inc. (Canada)(c)(d)	2,134,992	$81,001,597
Daqo New Energy Corp., ADR (China)(c)(d)	2,012,144	115,376,337
Enphase Energy, Inc.(c)(d)	2,154,856	538,714,000
First Solar, Inc.(c)(d)	2,356,979	244,183,024
Flat Glass Group Co. Ltd., H Shares (China)(c)	15,111,524	66,293,492
Gigasolar Materials Corp. (Taiwan)	2,651,000	17,257,315
JinkoSolar Holding Co. Ltd., ADR (China)(c)(d)	1,786,855	93,416,779
Maxeon Solar Technologies Ltd.(c)(d)	1,358,941	24,800,673
Meyer Burger Technology AG (Switzerland)(c)(d)	113,597,857	54,724,362
Motech Industries, Inc. (Taiwan)(b)	24,232,000	28,759,949
SMA Solar Technology AG (Germany)(c)	1,019,918	49,204,128
SolarEdge Technologies, Inc.(c)(d)	1,269,611	416,127,701
SunPower Corp.(c)(d)	3,819,244	109,421,341
TSEC Corp. (Taiwan)(d)	26,993,000	35,046,388
United Renewable Energy Co. Ltd. (Taiwan)(d)	70,934,458	54,085,149
Xinyi Solar Holdings Ltd. (China)	117,142,885	214,876,281
		2,143,288,516
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $3,475,864,710)		3,632,751,158
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-24.80%
Invesco Private Government Fund, 0.02%(b)(f)(g)	268,779,828	268,779,828
Invesco Private Prime Fund, 0.11%(b)(f)(g)	632,386,700	632,576,408
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $901,409,295)		901,356,236
TOTAL INVESTMENTS IN SECURITIES-124.76% (Cost $4,377,274,005)		4,534,107,394
OTHER ASSETS LESS LIABILITIES-(24.76)%		(899,802,626)
NET ASSETS-100.00%		$3,634,304,768

See accompanying notes which are an integral part of this schedule.

Invesco Solar ETF (TAN)—(continued)
November 30, 2021
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$22,392,028	$85,884,092	$(108,276,120)	$-	$-	$-	$762
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	248,743,131	355,720,269	(335,683,572)	-	-	268,779,828	11,993*
Invesco Private Prime Fund	581,927,213	690,930,090	(640,208,354)	(53,064)	(19,477)	632,576,408	147,823*
Investments in Other Affiliates:
Anji Technology Co. Ltd.	9,755,635	-	(8,186,704)	5,725,615	(7,294,546)	-	-
Luoyang Glass Co. Ltd., H Shares	31,425,445	4,417,931	(6,854,629)	2,385,732	1,647,301	33,021,780	-
Motech Industries, Inc.	24,899,702	5,027,988	(3,238,997)	3,123,024	(1,051,768)	28,759,949	-
Sunworks, Inc.	11,990,259	6,174,371	(1,425,183)	(6,078,685)	(129,730)	10,531,032	-
TSEC Corp.**	28,150,071	5,918,483	(3,364,801)	5,116,635	(774,000)	35,046,388	-
Total	$959,283,484	$1,154,073,224	$(1,107,238,360)	$10,219,257	$(7,622,220)	$1,008,715,385	$160,578

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	As of November 30, 2021, this security was not considered as an affiliate of the Fund.

(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Non-income producing security.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $103,467,936, which represented 2.85% of the Fund’s Net Assets.
(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	17.21%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Nasdaq Biotechnology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$32,318,152	$-	$-	$32,318,152
Money Market Funds	-	437,279	-	437,279
Total Investments	$32,318,152	$437,279	$-	$32,755,431
Invesco PHLX Semiconductor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$52,610,951	$-	$-	$52,610,951
Money Market Funds	-	953,320	-	953,320
Total Investments	$52,610,951	$953,320	$-	$53,564,271
Invesco Solar ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,632,751,158	$-	$-	$3,632,751,158
Money Market Funds	-	901,356,236	-	901,356,236
Total Investments	$3,632,751,158	$901,356,236	$-	$4,534,107,394
A reconciliation of Level 3 investments is presented when a Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the period ended November 30, 2021:
	Value 08/31/21	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 11/30/21
Common Stocks & Other Equity Interests	$44,976,464	$–	$(56,209,102)	$–	$38,905,753	$(27,673,115)	$–	$–	$–